Vessels	12 Months Ended
Dec. 31, 2014
Property Plant and Equipment [Abstract]:
Vessels, Net [Text Block]

7. Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2012	2,298,108	(679,221)	1,618,887
Depreciation	-	(80,333)	(80,333)
Transfer to assets held for sale	(25,000)	20,697	(4,303)
Vessel acquisitions and other vessels' costs	74,053	-	74,053
Disposals	(43,125)	17,166	(25,959)
Balance, December 31, 2012	2,304,036	(721,691)	1,582,345
Depreciation	-	(89,903)	(89,903)
Vessel acquisitions and other vessels' costs	51,853	-	51,853
Transfer from advances for vessel acquisitions	689,112	-	689,112
Derecognition of vessels	(29,659)	53	(29,606)
Disposals	(54,343)	37,930	(16,413)
Balance, December 31, 2013	2,960,999	(773,611)	2,187,388
Depreciation	-	(99,515)	(99,515)
Vessel acquisitions and other vessels' costs	28,984	-	28,984
Disposals	(36,543)	18,506	(18,037)
Balance, December 31, 2014	2,953,440	(854,620)	2,098,820

During the year ended December 31, 2012, the Company acquired five secondhand containerships, MSC Ulsan, MSC Koroni (ex. Koroni), MSC Itea (ex. Kyparissia), Stadt Luebeck and Messini at an aggregate price of $73,000.

During the year ended December 31, 2012, the Company sold for scrap the container vessels Gather, Gifted, Genius I and Horizon at an aggregate price of $22,110 and recognized a net loss of $2,796 (including the effect of the partial reversal of a provision recorded in 2011 for costs associated with the grounding of Rena), which is separately reflected in Gain / (Loss) on sale / disposal of vessels, net in the accompanying 2012 statement of income.

During the year ended December 31, 2013, the Company took delivery from the shipyard of the seven newbuild container vessels MSC Athens, MSC Athos, Valor, Value, Valiant, Valence and Vantage at an aggregate cost of $689,112 (Note 6). Furthermore, during the year ended December 31, 2013, the Company acquired the four secondhand container vessels Venetiko, Petalidi, Ensenada Express and X-Press Padma at an aggregate price of $51,853. On July 12, 2013, pursuant to the Framework Agreement (Notes 9 and 10), York (as defined below) participated with a 51% interest in the share capital of the ship-owning companies of the vessels Petalidi, Ensenada Express and X-Press Padma (Note 10).

During the year ended December 31, 2013, the Company sold for scrap the container vessels MSC Washington, MSC Austria and MSC Antwerp at an aggregate price of $23,809 and recognized a net gain of $518, which is separately reflected in Gain / (Loss) on sale / disposal of vessels, net in the accompanying 2013 consolidated statement of income.

During the year ended December 31, 2014, the Company acquired the three secondhand vessels Neapolis, Areopolis and Lakonia at an aggregate price of $27,740.

During the year ended December 31, 2014, the Company sold for scrap the container vessels Konstantina, MSC Kyoto and Akritas at an aggregate price of $24,329 and recognized a net gain of $2,543, which is separately reflected in Gain / (Loss) on sale / disposal of vessels, net in the accompanying 2014 consolidated statement of income.

Forty-six of the Company's vessels, with a total carrying value of $1,939,812 as of December 31, 2014, have been provided as collateral to secure the long-term debt discussed in Note 11.